December 5, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pacific Capital Funds File Nos. 33-57684 and 811-7454 Filing Pursuant to Rule 497(j)
Dear Sir or Madam:
This letter is being transmitted on behalf of the Trust by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Trust that the Prospectus for ABC and Y Class Shares dated November 28, 2008 does not differ from the ABC and Y Class Shares Prospectus contained in Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 32 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended). The Amendment was filed electronically with the Securities and Exchange Commission on November 28, 2008.
Please do not hesitate to contact the undersigned at (617) 824-1381 if you have questions, or if you require anything further in connection with your review of this filing.
Very truly yours,
/s/ Jennifer English
Jennifer English

cc:	Jennifer Lam Michael Glazer